Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	GLOBALOPTIONS GROUP, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company